Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Detail)	Dec. 31, 2018	Dec. 31, 2017
Canada [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	3.90%	3.40%
Inflation	1.60%	1.80%
Rate of increase in pensions	0.20%	0.50%
Rate of increase in salaries	2.90%	3.10%
United Kingdom [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	2.80%	2.30%
Inflation	3.30%	3.20%
Rate of increase in pensions	2.90%	2.80%
Rate of increase in salaries	3.70%	3.60%
United States [Member]
Disclosure of defined benefit plans [Line Items]
Discount rate	4.20%	3.50%
Inflation	2.00%	2.10%
Rate of increase in pensions	0.00%	0.00%
Rate of increase in salaries	3.50%	3.60%
Switzerland [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	0.70%	0.50%
Inflation	1.20%	1.20%
Rate of increase in pensions	0.00%	0.40%
Rate of increase in salaries	2.20%	2.20%